Related Party (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
General and administrative expenses:
Directors compensation	$ 17
Financing:
Financing expense	8	7
Financing income	$ 80